INVESTMENTS IN EQUITY ACCOUNTED INVESTEES - Investment Interest (Details) $ in Millions, $ in Billions		12 Months Ended
	Aug. 15, 2022	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2022 USD ($)
Disclosure of joint ventures [line items]
Share of Profit from Equity Investments		$ 361	$ 281
Investments in equity accounted investees		$ 7,370	$ 4,622	$ 1.3
PGI
Disclosure of joint ventures [line items]
Ownership Interest at December 31 (percent)		60.00%
Share of Profit from Equity Investments		$ 49
Investments in equity accounted investees		$ 4,158
Alliance
Disclosure of joint ventures [line items]
Ownership Interest at December 31 (percent)		50.00%	50.00%
Share of Profit from Equity Investments		$ 167	$ 111
Investments in equity accounted investees		2,609	2,686
Aux Sable
Disclosure of joint ventures [line items]
Share of Profit from Equity Investments		91	77
Investments in equity accounted investees		$ 360	$ 377
Aux Sable | Minimum
Disclosure of joint ventures [line items]
Ownership Interest at December 31 (percent)		42.70%	42.70%
Aux Sable | Maximum
Disclosure of joint ventures [line items]
Ownership Interest at December 31 (percent)		50.00%	50.00%
Veresen Midstream
Disclosure of joint ventures [line items]
Ownership Interest at December 31 (percent)	45.00%	0.00%	45.00%
Share of Profit from Equity Investments		$ 51	$ 77
Investments in equity accounted investees		$ 0	$ 1,349
Cedar LNG
Disclosure of joint ventures [line items]
Ownership Interest at December 31 (percent)		49.90%	49.90%
Investments in equity accounted investees		$ 155	$ 130
Other
Disclosure of joint ventures [line items]
Ownership Interest at December 31 (percent)		50.00%
Share of Profit from Equity Investments		$ 3	16
Investments in equity accounted investees		$ 88	$ 80
Other | Minimum
Disclosure of joint ventures [line items]
Ownership Interest at December 31 (percent)		50.00%	50.00%
Other | Maximum
Disclosure of joint ventures [line items]
Ownership Interest at December 31 (percent)		75.00%	75.00%